Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Oct. 28, 2022	Oct. 27, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Outstanding warrants	16,857,714			69,714
SeaStar Medical, Inc. [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants		57,942
Legacy SeaStar Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants	69,714
Warrants outstanding	$ 7,000
Warrant to purchase common stock, par value		$ 11.5
Public Stockholders Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants	10,350,000		10,350,000	0
Class of warrant or right exercise price	$ 0.01
Common stock, closing price per share	18
Public Stockholders Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right exercise price	$ 11.5
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants	5,738,000			0
Warrants outstanding		$ 6,688
Private Placement Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right exercise price	$ 11.5
PIPE Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants	700,000	700,000		0
Common stock, shares issued		700,000
Warrant to purchase common stock, par value		$ 10